As filed with the Securities and Exchange Commission on November 9, 1995
                                          Registration No. 33-71980
                                                  File No. 811-8164

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A
          REGISTRATION STATEMENT UNDER
            THE SECURITIES ACT OF 1933                       X
              Post-Effective Amendment No.  6                X

                        and
          REGISTRATION STATEMENT UNDER
            THE INVESTMENT COMPANY ACT OF 1940               X
              Amendment No.  8                               X

                          DUFF & PHELPS MUTUAL FUNDS
              (Exact Name of Registrant as Specified in Charter)
                            370 Seventeenth Street
                                  Suite 2700
                           Denver, Colorado  80202
                Registrant's Telephone Number:  (303) 623-2577

                               Richard R. Davis
                   Duff & Phelps Investment Management Co.
                            55 East Monroe Street
                           Chicago, Illinois  60603
                   (Name and Address of Agent for Service)

                                  Copies to:
          David L. Skelding, Esq.            Thomas A. Hale, Esq.
          Lord, Bissell & Brook              Skadden, Arps, Slate,
          115 South LaSalle Street             Meagher & Flom
          Chicago, Illinois  60603           333 West Wacker Drive
                                             Chicago, Illinois  60606

          It is proposed that this filing will become effective:
               immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
               60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
           x 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

               The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed its Rule 24f-2 Notice on February 27, 1995 for the fiscal year ended December 31, 1994.


                               EXPLANATORY NOTE

               The purpose of this Post-Effective Amendment No. 6 the Registration Statement on Form N-1A for Duff & Phelps Mutual Funds (the "Registrant") is to delay effectiveness as it relates to three new series of the Registrant:
               *    Duff & Phelps High Yield Fund
               *    Duff & Phelps Opportunity Income Fund
               *    Duff & Phelps International Equity Fund

               The Prospectuses and Statements of Additional Information for each of three aforementioned funds were included as part of Post-Effective Amendment No. 4 to the Registrant's Registration Statement, filed on July 28, 1995, and are incorporated herein by reference in their entirety and no changes to such Prospectuses or Statements of Additional Information are effected by this Post-Effective Amendment No. 6.

               The Prospectus and Statement of Additional
          Information for Duff & Phelps Enhanced Reserves Fund, a fourth series of the Registrant, which were included as part of Post-Effective Amendment No. 2 to the Registrant's Registration Statement, filed and effective on April 28, 1995, are incorporated herein by reference in their entirety and no changes to such Prospectus or Statement of Additional Information are effected by this Post-Effective Amendment No. 6.

               This Registration Statement is organized as follows:
               *    Facing Page
               *    Explanatory Note
               * Cross Reference Sheet with respect to Duff & Phelps High Yield Fund
               * Cross Reference Sheet with respect to Duff & Phelps Opportunity Income Fund
               * Cross Reference Sheet with respect to Duff & Phelps International Equity Fund
               *    Part C Information
               *    Exhibits


                          DUFF & PHELPS MUTUAL FUNDS
                        Duff & Phelps High Yield Fund
                            Cross Reference Sheet

           PART A   Information Required in the Prospectus

                    Form N-1A Item     Prospectus Caption

            1.    Cover Page            Cover Page

            2.    Synopsis              Expense Summary

            3.    Financial             Fund's Operations --
                  Highlights            Fund's Performance

            4.    General Description   Cover Page, Fund's
                  of Registrant         Operations -- The Fund's
                                        Investment Objective,
                                        Fund's Operations -- How
                                        the Fund Seeks Its
                                        Investment Objective,
                                        Fund's Operations --
                                        Special Considerations,
                                        Other Information and
                                        Prospectus Appendix A --
                                        Information on Investment
                                        Practices

            5.    Management of the     Expense Summary, Fund's
                  Fund                  Operations --
                                        Distributions and Taxes
                                        and Management of the Fund

            5A.   Management's          Fund's Operations --
                  Discussion of Fund    Fund's Performance
                  Performance

            6.    Capital Stock and     Fund's Operations --
                  Other                 Distributions and Taxes,
                  Securities            How to Invest in the Fund,
                                        How to Redeem Shares,
                                        Other Information and
                                        Inquiries

            7.    Purchase of           Expense Summary and How to
                  Securities Being      Invest in the Fund
                  Offered

            8.    Redemption or         Expense Summary and How to
                  Repurchase            Redeem Shares

            9.    Pending Legal         Not Applicable
                  Proceedings

           PART B  Information Required in the Statement of
                   Additional Information

                   Form N-1A Item        SAI Caption

           10.    Cover Page            Cover Page

           11.    Table of Contents     Table of Contents

           12.    General Information   The Trust and the Fund
                  and History

           13.    Investment            Investment Objective and
                  Objective and         Policies
                  Policies

           14.    Management of the     Management of the Fund
                  Fund

           15.    Control Persons and   Management of the Fund
                  Principal Holders
                  of Securities

           16.    Investment Advisory   Management of the Fund,
                  and Other Services    Expenses and Auditors; see
                                        also, Management of the
                                        Fund in the Prospectus

           17.    Brokerage             Investment Objective and
                  Allocation            Policies -- Portfolio
                                        Transactions

           18.    Capital Stock and     Additional Purchase and
                  Other Securities      Redemption Information and
                                        Description of Shares

           19.    Purchase,             Net Asset Value,
                  Redemption and        Additional Purchase and
                  Pricing of            Redemption Information and
                  Securities Being      Description of Shares
                  Offered

           20.    Tax Status            Tax Status

           21.    Underwriters          Additional Purchase and
                                        Redemption Information,
                                        Management of the Fund;
                                        see also, How to Invest in
                                        the Fund in the Prospectus

           22.    Calculation of        Additional Information on
                  Performance Data      Performance Calculations

           23.    Financial             Not Applicable
                  Statements

          PART C

               Information required to be included in Part C is set forth in under the appropriate Item, so numbered, in Part C of the Registration Statement.


                          DUFF & PHELPS MUTUAL FUNDS
                    Duff & Phelps Opportunity Income Fund
                            Cross Reference Sheet

           PART A   Information Required in the Prospectus

                  Form N-1A Item        Prospectus Caption

            1.    Cover Page            Cover Page

            2.    Synopsis              Expense Summary

            3.    Financial             Fund's Operations --
                  Highlights            Fund's Performance

            4.    General Description   Cover Page, Fund's
                  of Registrant         Operations -- The Fund's
                                        Investment Objective,
                                        Fund's Operations -- How
                                        the Fund Seeks Its
                                        Investment Objective,
                                        Fund's Operations --
                                        Special Considerations,
                                        Other Information and
                                        Prospectus Appendix A --
                                        Information on Investment
                                        Practices

            5.    Management of the     Expense Summary, Fund's
                  Fund                  Operations --
                                        Distributions and Taxes
                                        and Management of the Fund

            5A.   Management's          Fund's Operations --
                  Discussion of Fund    Fund's Performance
                  Performance

            6.    Capital Stock and     Fund's Operations --
                  Other                 Distributions and Taxes,
                  Securities            How to Invest in the Fund,
                                        How to Redeem Shares,
                                        Other Information and
                                        Inquiries

            7.    Purchase of           Expense Summary and How to
                  Securities Being      Invest in the Fund
                  Offered

            8.    Redemption or         Expense Summary and How to
                  Repurchase            Redeem Shares

            9.    Pending Legal         Not Applicable
                  Proceedings

           PART B   Information Required in the Statement of
                     Additional Information

                   Form N-1A Item       SAI Caption

           10.    Cover Page            Cover Page

           11.    Table of Contents     Table of Contents

           12.    General Information   The Trust and the Fund
                  and History

           13.    Investment            Investment Objective and
                  Objective and         Policies
                  Policies

           14.    Management of the     Management of the Fund
                  Fund

           15.    Control Persons and   Management of the Fund
                  Principal Holders
                  of Securities

           16.    Investment Advisory   Management of the Fund,
                  and Other Services    Expenses and Auditors; see
                                        also, Management of the
                                        Fund in the Prospectus

           17.    Brokerage             Investment Objective and
                  Allocation            Policies -- Portfolio
                                        Transactions

           18.    Capital Stock and     Additional Purchase and
                  Other Securities      Redemption Information and
                                        Description of Shares

           19.    Purchase,             Net Asset Value,
                  Redemption and        Additional Purchase and
                  Pricing of            Redemption Information and
                  Securities Being      Description of Shares
                  Offered

           20.    Tax Status            Tax Status

           21.    Underwriters          Additional Purchase and
                                        Redemption Information,
                                        Management of the Fund;
                                        see also, How to Invest in
                                        the Fund in the Prospectus

           22.    Calculation of        Additional Information on
                  Performance Data      Performance Calculations

           23.    Financial             Not Applicable
                  Statements

          PART C

               Information required to be included in Part C is set forth in under the appropriate Item, so numbered, in Part C of the Registration Statement.


                          DUFF & PHELPS MUTUAL FUNDS
                   Duff & Phelps International Equity Fund
                            Cross Reference Sheet

           PART A   Information Required in the Prospectus

                  Form N-1A Item        Prospectus Caption

            1.    Cover Page            Cover Page

            2.    Synopsis              Expense Summary

            3.    Financial             Fund's Operations --
                  Highlights            Fund's Performance

            4.    General Description   Cover Page, Fund's
                  of Registrant         Operations -- The Fund's
                                        Investment Objective,
                                        Fund's Operations -- How
                                        the Fund Seeks Its
                                        Investment Objective,
                                        Fund's Operations --
                                        Special Considerations,
                                        Other Information and
                                        Prospectus Appendix A --
                                        Information on Investment
                                        Practices

            5.    Management of the     Expense Summary, Fund's
                  Fund                  Operations --
                                        Distributions and Taxes
                                        and Management of the Fund

            5A.   Management's          Fund's Operations --
                  Discussion of Fund    Fund's Performance
                  Performance

            6.    Capital Stock and     Fund's Operations --
                  Other                 Distributions and Taxes,
                  Securities            How to Invest in the Fund,
                                        How to Redeem Shares,
                                        Other Information and
                                        Inquiries

            7.    Purchase of           Expense Summary and How to
                  Securities Being      Invest in the Fund
                  Offered

            8.    Redemption or         Expense Summary and How to
                  Repurchase            Redeem Shares

            9.    Pending Legal         Not Applicable
                  Proceedings

           PART B   Information Required in the Statement of
                    Additional Information

                   Form N-1A Item       SAI Caption

           10.    Cover Page            Cover Page

           11.    Table of Contents     Table of Contents

           12.    General Information   The Trust and the Fund
                  and History

           13.    Investment            Investment Objective and
                  Objective and         Policies
                  Policies

           14.    Management of the     Management of the Fund
                  Fund

           15.    Control Persons and   Management of the Fund
                  Principal Holders
                  of Securities

           16.    Investment Advisory   Management of the Fund,
                  and Other Services    Expenses and Auditors; see
                                        also, Management of the
                                        Fund in the Prospectus

           17.    Brokerage             Investment Objective and
                  Allocation            Policies -- Portfolio
                                        Transactions

           18.    Capital Stock and     Additional Purchase and
                  Other Securities      Redemption Information and
                                        Description of Shares

           19.    Purchase,             Net Asset Value,
                  Redemption and        Additional Purchase and
                  Pricing of            Redemption Information and
                  Securities Being      Description of Shares
                  Offered

           20.    Tax Status            Tax Status

           21.    Underwriters          Additional Purchase and
                                        Redemption Information,
                                        Management of the Fund;
                                        see also, How to Invest in
                                        the Fund in the Prospectus

           22.    Calculation of        Additional Information on
                  Performance Data      Performance Calculations

           23.    Financial             Not Applicable
                  Statements

          Part C

               Information required to be included in Part C is set forth in under the appropriate Item, so numbered, in Part C of the Registration Statement.


                          PART C. OTHER INFORMATION

          ITEM 24.  Financial Statements and Exhibits:

          (a) Financial Statements for the Duff & Phelps Enhanced Reserves Fund: Included in Part A of the Registration
               Statement: Financial Highlights

               Included in Part B of the Registration Statement:
               Independent Auditors' Report
               Financial Statements
               Notes to Financial Statements

               No financial statements have been included for the three new series of the Registrant, Duff & Phelps High Yield Fund, Duff & Phelps Opportunity Income Fund and Duff & Phelps International Equity Fund.

          (b)  Exhibits
               (1)       Amended and Restated Declaration of Trust
                         of the Registrant dated January 27,
                         1994(1)
               (2)       Amended By-laws of the Registrant(1)
               (3)       None
               (4)       Specimen copy of share certificate for the:
               (4)(a)    Enhanced Reserves Fund(2)
               (4)(b)    High Yield Fund*
               (4)(c)    Opportunity Income Fund*
               (4)(d)    International Equity Fund*
               (5)(a) Investment Advisory Agreement between Registrant and Duff & Phelps
                         Investment Management Co.  ("DPIM")
                         relating to the:
               (5)(a)(i) Enhanced Reserves Fund(2)
               (5)(a)(ii)  High Yield Fund*
               (5)(a)(iii) Opportunity Income Fund*
               (5)(a)(iv)  International Equity Fund*
               (5)(b)      Service Agreement among Registrant,
                           DPIM, Duff & Phelps Corporation and
                           Duff & Phelps/MCM Investment Research
                           Co. relating to the:
               (5)(b)(i)   Enhanced Reserves Fund(2)
               (5)(b)(ii)  High Yield Fund*
               (5)(b)(iii) Opportunity Income Fund*
               (5)(b)(iv)  International Equity Fund*
               (6) Distribution Agreement between Registrant and ALPS Mutual Funds Services, Inc. relating to the:
               (6)(a)      Enhanced Reserves Fund(2)
               (6)(b)      High Yield Fund*
               (6)(c)      Opportunity Income Fund*
               (6)(d)      International Equity Fund*
               (7)         None
               (8) Custodian Agreement between Registrant and State Street Bank and Trust Company relating to the:
               (8)(a)      Enhanced Reserves Fund(2)
               (8)(b)      High Yield Fund*
               (8)(c)      Opportunity Income Fund*
               (8)(d)      International Equity Fund*
               (9)(a)      Administration Agreement between
                           Registrant and ALPS Mutual Funds
                           Services, Inc. relating to the:
               (9)(a)(i)   Enhanced Reserves Fund(2)
               (9)(a)(ii)  High Yield Fund*
               (9)(a)(iii) Opportunity Income Fund*
               (9)(a)(iv)  International Equity Fund*
               (9)(b)      Transfer Agent Agreement between
                           Registrant and ALPS Mutual Funds
                           Services, Inc. relating to the:
               (9)(b)(i)   Enhanced Reserves Fund(2)
               (9)(b)(ii)  High Yield Fund*
               (9)(b)(iii) Opportunity Income Fund*
               (9)(b)(iv)  International Equity Fund*
               (9)(c)      Sub-Transfer Agent Agreement between
                           ALPS Mutual Fund Services, Inc. and
                           State Street Bank and Trust Company
                           relating to the:
               (9)(c)(i)   Enhanced Reserves Fund(2)
               (9)(c)(ii)  High Yield Fund*
               (9)(c)(iii) Opportunity Income Fund*
               (9)(c)(iv)  International Equity Fund*
               (9)(d)      Bookkeeping and Pricing Agreement
                           between Registrant and ALPS Mutual
                           Funds Services, Inc. relating to the:
               (9)(d)(i)   Enhanced Reserves Fund(2)
               (9)(d)(ii)  High Yield Fund*
               (9)(d)(iii) Opportunity Income Fund*
               (9)(d)(iv)  International Equity Fund*
               (9)(e) Sub-Bookkeeping and Pricing Agreement between ALPS Mutual Funds Services,
                           Inc. and American Data Services, Inc.
                           relating to the:
               (9)(e)(i)   Enhanced Reserves Fund(2)
               (9)(e)(ii)  High Yield Fund*
               (9)(e)(iii) Opportunity Income Fund*
               (9)(e)(iv)  International Equity Fund*
               (10) Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom relating to the:
               (10)(a)     Enhanced Reserves Fund(1)
               (10)(b)     High Yield Fund*
               (10)(c)     Opportunity Income Fund*
               (10)(d)     International Equity Fund*
               (11)        Consent of Deloitte & Touche LLP relating
                           to the:
               (11)(a)     Enhanced Reserves Fund(3)
               (12)        None
               (13) Subscription Agreement between Registrant and Duff & Phelps Corporation(2)
               (14)        None
               (15)        None
               (16) Schedule for Computation of Performance Quotations relating to the:
               (16)(a)     Enhanced Reserves Fund(3)
          ____________________
          (1) Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed February 24, 1994. File Nos. 33-71980 and 811-8164.
          (2)  Incorporated by reference to Post-Effective
               Amendment No. 1 to Registrant's Registration
               Statement filed September 26, 1994. File Nos. 33-71980 and 811-8164.
          (3)  Incorporated by reference to Post-Effective
               Amendment No. 2 to Registrant's Registration
               Statement filed April 28, 1995. File Nos. 33-71980 and 811-8164.
          *    To be filed by further amendment.

          ITEM 25. Persons Controlled by or under Common Control with Registrant.

               As of the date hereof, to the best knowledge of the Registrant, no person is directly or indirectly controlled by or under common control with the Registrant.

          ITEM 26.  Number of Holders of Securities.

                    As of September 30, 1995:
                                                     Number of
                       Title of Class             Record Holders
                    Enhanced Reserves Fund               42
                    High Yield Fund                       0
                    Opportunity Income Fund               0
                    International Equity Fund             0

          ITEM 27.  Indemnification.

               Please see Article 5 of the Registrant's Declaration of Trust (incorporated herein by reference).
          Registrant's trustees and officers are covered by an Errors and Omissions Policy. Sections 6 and 7 of the Investment Advisory Agreement between the Registrant and Duff & Phelps Investment Management Co. (the "Adviser") provides that, in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreement on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security. Sections 1.9 through 1.11 of the Distribution Agreement between the Registrant and ALPS Mutual Funds Services, Inc. ("Distributor") provides that the Registrant shall indemnify the Distributor and certain persons related thereto for any loss or liability arising from any alleged misstatement of a material fact (or alleged omission to state a material fact) contained in, among other things, the Registration Statement or Prospectus except to the extent the misstated fact or omission was made in reliance upon information provided by or on behalf of such Distributor. (See the Distribution Agreement.)

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant and the investment adviser and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense or any action, suit or proceeding) is asserted against the Registrant by such trustee, director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          ITEM 28.  Business and Other Connections of Investment
                    Adviser.

               See "Management of the Fund--Investment Adviser" in the Prospectus and "Management of the Fund" in the Statement of Additional Information for information regarding the business of the Adviser. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (SEC File No. 801-14813) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

          ITEM 29.  Principal Underwriter.

               (a)  The sole principal underwriter for the
          Registrant is ALPS Mutual Funds Services, Inc., which acts as the distributor for the following investment companies: Westcore Trust, Mariner Funds Trust, Mariner Mutual Funds Trust, FGIC Public Trust, Kennebec Trust and First Funds.

               (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Mutual Funds
          Services, Inc., the distributor for Registrant, are as follows:

                                                                  Position and
          Name and Principal       Positions and                  Offices with
           Business Address        Offices with ALPS               Registrant

          W. Robert Alexander    Chairman, President and Director     None
          Arthur J. L. Lucey     Secretary, Vice President            None
                                 and Director
          John W. Hannon, Jr.    Director                             None
          Asa W. Smith           Director                             None
          Rick Pedersen          Director                             None
          Gordon W. Hobgood      Director                             None
          Mark A. Pougnet        Chief Financial Officer            Treasurer
          Edmund J. Burke        Senior Vice President and            None
                                 National Sales Director

               The principal business address for each of the above directors is 370 Seventeenth Street, Suite 2700, Denver, Colorado 80202.

          ITEM 30.  Location of Accounts and Records.

               All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant located at 370 Seventeenth Street, Suite 2700, Denver, Colorado 80202, or its investment adviser, Duff & Phelps Investment Management Co., 55 East Monroe Street, Chicago, Illinois 60610, or the custodian, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at ALPS Mutual Funds Services, Inc., 370 Seventeenth Street, Suite 2700, Denver, Colorado 80202.

          ITEM 31.  Management Services.

               None.

          ITEM 32.  Undertakings.

               (a)  Not applicable.
               (b) Registrant undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of the Registrant's Registration Statement with respect to the three new series of the
                    Registrant:  Duff & Phelps High Yield Fund,
                    Duff & Phelps Opportunity Income Fund and Duff & Phelps International Equity Fund
               (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge if the information called for by Item 5A of Form
                    N-1A is contained in such annual report.
               (d)  Registrant hereby undertakes that if it does
                    not hold annual meetings it will abide by
                    Section 16(c) of the 1940 Act which provides certain rights to stockholders.


                             SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 9th day of November 1995.

                              DUFF & PHELPS MUTUAL FUNDS

                              By:  /s/ Lorrie P. Zogg
                                  _____________________________
                                  Lorrie P. Zogg, Secretary and
                                    Assistant Treasurer

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration
     Statement has been signed by the following persons in the capacities and on the date indicated:

          SIGNATURE                     TITLE                 DATE

     /s/ Calvin J. Pederson*       Chairman and Trustee     November 9, 1995
     ----------------------
     Calvin J. Pederson

     /s/ Wayne C. Stevens*         President and Chief      November 9, 1995
     -----------------------       Executive Officer
     Wayne C. Stevens

     ------------------------      Trustee
     William W. Crawford

     /s/ William N. Georgeson*     Trustee                  November 9, 1995
     --------------------------
     William N. Georgeson

     /s/ Everett L. Morris*        Trustee                  November  9, 1995
     ---------------------------
     Everett L. Morris

     /s/ Richard A. Pavia*         Trustee                  November 9, 1995
     ---------------------------
     Richard A. Pavia

     /s/ Lorrie P. Zogg            Secretary and            November 9, 1995
     ---------------------------   Assistant Treasurer
     Lorrie P. Zogg

     /s/ Mark Pougnet*             Treasurer and Chief      November 9, 1995
     --------------------------    Financial Officer
     Mark Pougnet

     ___________________
     * Signed by Lorrie P. Zogg pursuant to a Power of Attorney, previously filed.

          /s/ Lorrie P. Zogg                                November 9, 1995
          --------------------
          Lorrie P. Zogg
          Attorney-in-Fact



                         DUFF& PHELPS MUTUAL FUNDS
                               EXHIBIT INDEX

     Exhibit                                                 Sequentially
     Number    Item                                          Numbered

     (1) Amended and Restated Declaration of Trust of the Registrant dated January 27, 1994(1)

     (2)       Amended By-laws of the Registrant(1)

     (4)       Specimen copy of share certificate for the:
     (4)(a)              Enhanced Reserves Fund(2)
     (4)(b)              High Yield Fund*
     (4)(c)              Opportunity Income Fund*
     (4)(d)              International Equity Fund*

     (5)(a)    Investment Advisory Agreement
               between Registrant and Duff &
               Phelps Investment Management Co.
               ("DPIM") relating to the:
     (5)(a)(i)           Enhanced Reserves Fund(2)
     (5)(a)(ii)          High Yield Fund*
     (5)(a)(iii)         Opportunity Income Fund*
     (5)(a)(iv)          International Equity Fund*

     (5)(b)    Service Agreement among
               Registrant, DPIM, Duff & Phelps
               Corporation and Duff &
               Phelps/MCM Investment Research
               Co. relating to the:
     (5)(b)(i)           Enhanced Reserves Fund(2)
     (5)(b)(ii)          High Yield Fund*
     (5)(b)(iii)         Opportunity Income Fund*
     (5)(b)(iv)          International Equity Fund*

     (6)       Distribution Agreement between Registrant and
               ALPS Mutual Funds Services, Inc. relating to the:
     (6)(a)              Enhanced Reserves Fund(2)
     (6)(b)              High Yield Fund*
     (6)(c)              Opportunity Income Fund*
     (6)(d)              International Equity Fund*

     (8)       Custodian Agreement between Registrant and
               State Street Bank and Trust Company relating to the:
     (8)(a)              Enhanced Reserves Fund(2)
     (8)(b)              High Yield Fund*
     (8)(c)              Opportunity Income Fund*
     (8)(d)              International Equity Fund*

     (9)(a)    Administration Agreement between
               Registrant and ALPS Mutual Funds
               Services, Inc. relating to the:
     (9)(a)(i)           Enhanced Reserves Fund(2)
     (9)(a)(ii)          High Yield Fund*
     (9)(a)(iii)         Opportunity Income Fund*
     (9)(a)(iv)          International Equity Fund*

     (9)(b)    Transfer Agent Agreement between
               Registrant and ALPS Mutual Funds
               Services, Inc. relating to the:
     (9)(b)(i)           Enhanced Reserves Fund(2)
     (9)(b)(ii)          High Yield Fund*
     (9)(b)(iii)         Opportunity Income Fund*
     (9)(b)(iv)          International Equity Fund*

     (9)(c)    Sub-Transfer Agent Agreement
               between ALPS Mutual Fund
               Services, Inc. and State Street
               Bank and Trust Company relating
               to the:
     (9)(c)(i)           Enhanced Reserves Fund(2)
     (9)(c)(ii)          High Yield Fund*
     (9)(c)(iii)         Opportunity Income Fund*
     (9)(c)(iv)          International Equity Fund*

     (9)(d)    Bookkeeping and Pricing
               Agreement between Registrant and
               ALPS Mutual Funds Services, Inc.
               relating to the:
     (9)(d)(i)           Enhanced Reserves Fund(2)
     (9)(d)(ii)          High Yield Fund*
     (9)(d)(iii)         Opportunity Income Fund*
     (9)(d)(iv)          International Equity Fund*

     (9)(e)    Sub-Bookkeeping and Pricing
               Agreement between ALPS Mutual
               Funds Services, Inc. and
               American Data Services, Inc.
               relating to the:
     (9)(e)(i)           Enhanced Reserves Fund(2)
     (9)(e)(ii)          High Yield Fund*
     (9)(e)(iii)         Opportunity Income Fund*
     (9)(e)(iv)          International Equity Fund*

     (10)     Opinion and Consent of Skadden, Arps, Slate,
              Meagher & Flom relating to the:
     (10)(a)             Enhanced Reserves Fund(1)
     (10)(b)             High Yield Fund*
     (10)(c)             Opportunity Income Fund*
     (10)(d)             International Equity Fund*

     (11) Consent of Deloitte & Touche LLP relating to the:
     (11)(a)             Enhanced Reserves Fund(3)

     (13)      Subscription Agreement between Registrant and
               Duff & Phelps Corporation(2)

     (16)      Schedule for Computation of Performance
               Quotations relating to the:
     (16)(a)             Enhanced Reserves Fund(3)

     ____________________
     (1) Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed February 24, 1994. File Nos. 33-71980 and 811-8164.

     (2) Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed September 26, 1994. File Nos. 33-71980 and 811-8164.

     (3) Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed April 28, 1995. File Nos. 33-71980 and 811-8164.

     *    To be filed by further amendment.